25. Long-term incentive plan (Details)	12 Months Ended
Dec. 31, 2018 shares
StockOptionsLineItems [Line Items]
Stock options granted	18,382,816
Balance at the beginning of the year	5,473,436
Granted in the year	849,932
Exercised in the year	(1,194,576)
Forfeited in the year	(2,203,922)
Falling due in the year	(194,756)
Balance at the end of the year	2,730,114
2018-2020 Plan - 1st grant [Member]
StockOptionsLineItems [Line Items]
Stock options granted	849,932
Maturity date	20-May
Exercise price	14.41
Balance at the beginning of the year	0
Granted in the year	849,932
Exercised in the year	0
Forfeited in the year	(383,418)
Falling due in the year	0
Balance at the end of the year	466,514
2014-2016 Plan - 3rd grant [Member]
StockOptionsLineItems [Line Items]
Stock options granted	3,922,204
Maturity date	22-Nov
Exercise price	8.10
Balance at the beginning of the year	2,684,284
Granted in the year	0
Exercised in the year	(510,884)
Forfeited in the year	(1,277,878)
Falling due in the year	0
Balance at the end of the year	895,522
2014-2016 Plan - 2nd grant [Member]
StockOptionsLineItems [Line Items]
Stock options granted	3,355,229
Maturity date	21-Oct
Exercise price	8.45
Balance at the beginning of the year	1,240,740
Granted in the year	0
Exercised in the year	(656,268)
Forfeited in the year	(291,949)
Falling due in the year	0
Balance at the end of the year	292,523
2014-2016 Plan - 1st grant [Member]
StockOptionsLineItems [Line Items]
Stock options granted	1,687,686
Maturity date	20-Sep
Exercise price	13.42
Balance at the beginning of the year	658,720
Granted in the year	0
Exercised in the year	(27,424)
Forfeited in the year	(99,324)
Falling due in the year	0
Balance at the end of the year	531,972
2011-2013 Plan - 3rd grant [Member]
StockOptionsLineItems [Line Items]
Stock options granted	3,072,418
Maturity date	19-Jul
Exercise price	8.13
Balance at the beginning of the year	694,936
Granted in the year	0
Exercised in the year	0
Forfeited in the year	(151,353)
Falling due in the year	0
Balance at the end of the year	543,583
2011-2013 Plan - 2nd grant [Member]
StockOptionsLineItems [Line Items]
Stock options granted	2,661,752
Maturity date	18-Sep
Exercise price	8.96
Balance at the beginning of the year	194,756
Granted in the year	0
Exercised in the year	0
Forfeited in the year	0
Falling due in the year	(194,756)
Balance at the end of the year	0
2011-2013 Plan - 1st grant [Member]
StockOptionsLineItems [Line Items]
Stock options granted	2,833,595
Maturity date	17-Aug
Exercise price	8.84
Balance at the beginning of the year	0
Granted in the year	0
Exercised in the year	0
Forfeited in the year	0
Falling due in the year	0
Balance at the end of the year	0